Summary of Significant Accounting Policies (Details) - Schedule of Land use Rights are Amortized Useful Lives	6 Months Ended
Mar. 31, 2023
Schedule of Land Use Rights are Amortized Using the Straight Line Method Estimated Useful Lives [Abstract]
Land use rights	46 years